General - Additional Information (Detail) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 05, 2021	Feb. 17, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 18, 2016
Stockholders' Equity, Reverse Stock Split		1-for-1.138974
Share price		$ 10
Business Combination, Acquisition Related Costs			$ 101,797,000
Common stock shares no par value			$ 0	$ 0	$ 0	$ 0
Business Combination Agreement [Member]
Sale of Stock, Price Per Share			$ 10
Proceeds from issuance of common stock			$ 229,500,000
Warrant [Member]
Stock Issued During Period, Value, New Issues			3,027,747
Warrant [Member] | Management [Member]
Stock Issued During Period, Value, New Issues			3,500,000
Warrant [Member] | Antara [Member]
Stock Issued During Period, Value, New Issues			$ 3,784,753
Common Stock [Member]
Stock Issued During Period, Shares, New Issues	16,231,241
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions			1,250,000
Direct And Incremental Costs [Member]
Business Combination, Acquisition Related Costs			$ 103,627,000
General and Administrative [Member]
Business Combination, Acquisition Related Costs			$ 1,830,000
Common Stock [Member]
Conversion of Stock, Shares Converted			70,618,999
Common stock shares no par value			$ 0
Stock issued during period as noncash transaction			1
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions			2,175,000
Common Stock [Member] | Management [Member]
Stock Issued During Period, Value, New Issues			$ 2,500,000
Common Stock [Member] | Antara [Member]
Stock Issued During Period, Value, New Issues			$ 3,002,674
Common Stock [Member] | Antara [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions			312,296
Series A Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted			20,418,209
Series B Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted			15,906,053
Series B-1 Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted			3,032,940
Series C Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted			28,216,005
Series C-1 Convertible Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues				346,678
Conversion of Stock, Shares Converted			3,045,792
Class B Common Shares Collective Growth [Member]
Stock Issued During Period, Shares, New Issues			1,875,000